Bank Loans (Details) - Schedule of Bank Loans		Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Schedule of Bank Loans [Line Items]
Total				$ 2,000,740
Bank of China (Hong Kong) Limited – Loan [Member]
Schedule of Bank Loans [Line Items]
Total	[1]			$ 2,000,740

[1]	On June 30, 2023, Galaxy Payroll (HK) borrowed HKD2,000,000 as working capital for unlimited days at an annual interest rate of HKD Prime Rate plus 3% under the loan agreement with Bank of China (Hong Kong) Limited signed on January 15, 2021. The loan was secured by personal guarantees from Mr. Wai Hong Lao, Mr. But, Yiu Kong Kenneth and Mr. Wai Cheung Yeung, who is the directors and shareholders of Galaxy Payroll (HK). The bank loan as of June 30, 2023 was fully repaid to Bank of China (Hong Kong) Limited on July 3, 2023.